UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  DECEMBER 31, 2010

Check here if an Amendment [ ];  Amendment Number: _________
        This Amendment (Check only one.):      [ ] is a restatement.
                                               [ ] adds new holdings entries.

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

Name:     Marc Lasry
Address:  c/o Avenue Capital Management II, L.P.
          399 Park Avenue, 6th Floor
          New York, New York  10022

Form 13F File Number:  028-10797

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

Name:   Eric Ross, Attorney-in-Fact for Marc Lasry
Phone:  (212) 850-7511

Signature, Place, and Date of Signing:

/s/ Eric Ross             New York, New York        FEBRUARY 14, 2011
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  [Signature]                 [City, State]              [Date]

REPORT TYPE (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             FORM 13F SUMMARY PAGE

REPORT SUMMARY:

Number of Other Included Managers:  Eleven (11)

Form 13F Information Table Entry Total:  76

Form 13F Information Table Value Total:  $1,665,648 (in thousands)

LIST OF OTHER INCLUDED MANAGERS:


NO.  FORM 13F FILE NO.                    NAME
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 1   028-12377         Avenue Capital Management II GenPar, LLC
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 2   028-11224         Avenue Capital Management II, L.P.
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 3   028-12370         GL Partners IV, LLC
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 4   028-12368         Avenue Capital Partners IV, LLC
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 5   028-12383         Avenue Special Situations Fund IV, L.P.
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 6   028-13479         GL Partners V, LLC
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 7   028-13480         Avenue Capital Partners V, LLC
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 8   028-13481         Avenue Special Situations Fund V, L.P.
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 9                     Avenue Partners, LLC
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 10                    Avenue Inernational Master GenPar, Ltd.
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 11                    Avenue International Master, L.P.
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                                    FORM 13F INFORMATION TABLE


Name of                 Title of         CUSIP        Value      SH/Prn SH/ Put/ Investment Other               Voting Authority
Issuer                  Class                       (x1000)      Amount Prn Call Discretion Managers     Sole        Shared    None

AbitibiBowater, Inc.    COM NEW          003687209   $4,492     189,782 SH       DEFINED    1,2             189,782         0    0
AbitibiBowater, Inc.    COM NEW          003687209  $16,250     686,525 SH       DEFINED    1,2,3,4,5       686,525         0    0
AbitibiBowater, Inc.    COM NEW          003687209  $61,764   2,609,373 SH       DEFINED    1,2,6,7,8     2,609,373         0    0
AbitibiBowater, Inc.    COM NEW          003687209   $6,826     288,379 SH       DEFINED    1,2,9,10,11     288,379         0    0
CIT Group, Inc.         COM NEW          125581801  $13,114     278,419 SH       DEFINED    1,2             278,419         0    0
CIT Group, Inc.         COM NEW          125581801  $26,683     566,516 SH       DEFINED    1,2,3,4,5       566,516         0    0
CIT Group, Inc.         COM NEW          125581801 $129,229   2,743,714 SH       DEFINED    1,2,6,7,8     2,743,714         0    0
CIT Group, Inc.         COM NEW          125581801  $14,930     316,989 SH       DEFINED    1,2,9,10,11     316,989         0    0
Citigroup Inc.          COM              172967101   $9,746   2,060,545 SH       DEFINED    1,2           2,060,545         0    0
Citigroup Inc.          COM              172967101  $30,439   6,435,269 SH       DEFINED    1,2,3,4,5     6,435,269         0    0
Citigroup Inc.          COM              172967101 $220,085  46,529,521 SH       DEFINED    1,2,6,7,8    46,529,521         0    0
Citigroup Inc.          COM              172967101  $51,638  10,917,062 SH       DEFINED    1,2,9,10,11  10,917,062         0    0
Clearwire Corporation   CL A             18538Q105   $2,943     571,499 SH       DEFINED    1,2             571,499         0    0
Clearwire Corporation   CL A             18538Q105   $1,544     299,822 SH       DEFINED    1,2,3,4,5       299,822         0    0
Clearwire Corporation   CL A             18538Q105  $38,773   7,528,712 SH       DEFINED    1,2,6,7,8     7,528,712         0    0
Clearwire Corporation   CL A             18538Q105   $7,182   1,394,647 SH       DEFINED    1,2,9,10,11   1,394,647         0    0
Delta Air Lines         COM NEW          247361702     $455      36,131 SH       DEFINED    1,2              36,131         0    0
Delta Air Lines         COM NEW          247361702   $1,837     145,818 SH       DEFINED    1,2,3,4,5       145,818         0    0
Delta Air Lines         COM NEW          247361702     $331      26,289 SH       DEFINED    1,2,6,7,8        26,289         0    0
Delta Air Lines         COM NEW          247361702     $868      68,854 SH       DEFINED    1,2,9,10,11      68,854         0    0
Dryships Inc            NOTE 5.000% 12/0 262498AB4   $1,170   1,150,000 SH       DEFINED    1,2           1,150,000         0    0
Dryships Inc            NOTE 5.000% 12/0 262498AB4  $13,136  16,850,000 SH       DEFINED                 16,850,000         0    0
Dynegy Inc.             COM              26817G300  $14,057   2,501,162 SH       DEFINED    1,2           2,501,162         0    0
Dynegy Inc.             COM              26817G300   $9,539   1,697,361 SH       DEFINED    1,2,6,7,8     1,697,361         0    0
Dynegy Inc.             COM              26817G300   $1,807     321,477 SH       DEFINED    1,2,9,10,11     321,477         0    0
Gray Television Inc     COM              389375106     $177      94,910 SH       DEFINED    1,2              94,910         0    0
Gray Television Inc     COM              389375106   $1,285     687,300 SH       DEFINED    1,2,6,7,8       687,300         0    0
Gray Television Inc     COM              389375106     $692     369,790 SH       DEFINED    1,2,9,10,11     369,790         0    0
Harman Intl Inds Inc    COM              413086109   $2,677      57,828 SH       DEFINED    1,2              57,828         0    0
Harman Intl Inds Inc    COM              413086109  $40,927     883,949 SH       DEFINED    1,2,6,7,8       883,949         0    0
Harman Intl Inds Inc    COM              413086109   $8,715     188,223 SH       DEFINED    1,2,9,10,11     188,223         0    0
IFM Invts Ltd           ADS              45172L100  $30,631 6,126,234.2 SH       DEFINED                6,126,234.2         0    0
Lear Corp.              COM NEW          521865204  $15,165     153,633 SH       DEFINED    1,2             153,633         0    0
Lear Corp.              COM NEW          521865204  $38,842     393,501 SH       DEFINED    1,2,3,4,5       393,501         0    0
Lear Corp.              COM NEW          521865204 $203,967   2,066,324 SH       DEFINED    1,2,6,7,8     2,066,324         0    0
Lear Corp.              COM NEW          521865204  $23,330     236,347 SH       DEFINED    1,2,9,10,11     236,347         0    0
Navistar Intl Corp.     PFD SR D CONV    638901306   $3,448      59,548 SH       DEFINED    1,2              59,548         0    0
Navistar Intl Corp.     PFD SR D CONV    638901306  $38,735     668,889 SH       DEFINED    1,2,6,7,8       668,889         0    0
Navistar Intl Corp.     PFD SR D CONV    638901306   $8,487     146,563 SH       DEFINED    1,2,9,10,11     146,563         0    0
NRG Energy Corp         COM NEW          629377508   $1,032      52,816 SH       DEFINED    1,2              52,816         0    0
NRG Energy Corp         COM NEW          629377508   $7,291     373,107 SH       DEFINED    1,2,6,7,8       373,107         0    0
NRG Energy Corp         COM NEW          629377508   $3,788     193,877 SH       DEFINED    1,2,9,10,11     193,877         0    0
Quad Graphics           COM CL A         747301109   $4,348     105,377 SH       DEFINED    1,2             105,377         0    0
Quad Graphics           COM CL A         747301109  $10,163     246,313 SH       DEFINED    1,2,3,4,5       246,313         0    0
Quad Graphics           COM CL A         747301109  $62,988   1,526,622 SH       DEFINED    1,2,6,7,8     1,526,622         0    0
Quad Graphics           COM CL A         747301109   $9,019     218,587 SH       DEFINED    1,2,9,10,11     218,587         0    0
Royal BK Scotland Group SPON ADR F       780097804     $743      34,221 SH       DEFINED    1,2              34,221         0    0
Royal BK Scotland Group SPON ADR F       780097804   $4,605     270,760 SH       DEFINED                    270,760         0    0
Royal BK Scotland Group SP ADR L RP PF   780097788      $41       2,345 SH       DEFINED    1,2               2,345         0    0
Royal BK Scotland Group SP ADR L RP PF   780097788     $201      14,655 SH       DEFINED                     14,655         0    0
Royal BK Scotland Group SPON ADR SER H   780097879      $51       2,412 SH       DEFINED    1,2               2,412         0    0
Royal BK Scotland Group SPON ADR SER H   780097879     $293      17,688 SH       DEFINED                     17,688         0    0
Spectrum Brands Hldgs   COM              84763R101  $18,269     586,100 SH       DEFINED    1,2             586,100         0    0
Spectrum Brands Hldgs   COM              84763R101  $54,671   1,753,949 SH       DEFINED    1,2,3,4,5     1,753,949         0    0
Spectrum Brands Hldgs   COM              84763R101 $117,578   3,772,168 SH       DEFINED    1,2,6,7,8     3,772,168         0    0
Spectrum Brands Hldgs   COM              84763R101  $20,280     650,628 SH       DEFINED    1,2,9,10,11     650,628         0    0
Sprint Nextel Corp.     COM SER 1        852061100   $1,269     300,000 SH       DEFINED    1,2             300,000         0    0
Sprint Nextel Corp.     COM SER 1        852061100   $6,091   1,440,000 SH       DEFINED    1,2,6,7,8     1,440,000         0    0
Sprint Nextel Corp.     COM SER 1        852061100   $5,330   1,260,000 SH       DEFINED    1,2,9,10,11   1,260,000         0    0
Tenet Healthcare Corp.  COM              88033G100   $4,067     607,912 SH       DEFINED    1,2             607,912         0    0
Tenet Healthcare Corp.  COM              88033G100  $61,326   9,166,766 SH       DEFINED    1,2,6,7,8     9,166,766         0    0
Tenet Healthcare Corp.  COM              88033G100  $15,927   2,380,722 SH       DEFINED    1,2,9,10,11   2,380,722         0    0
TRW Automotive Hldgs    COM              87264S106   $6,065     115,078 SH       DEFINED    1,2             115,078         0    0
TRW Automotive Hldgs    COM              87264S106  $94,532   1,793,785 SH       DEFINED    1,2,6,7,8     1,793,785         0    0
TRW Automotive Hldgs    COM              87264S106  $20,512     389,227 SH       DEFINED    1,2,9,10,11     389,227         0    0
TW Telecom Inc.         COM              87311L104     $707      41,467 SH       DEFINED    1,2              41,467         0    0
TW Telecom Inc.         COM              87311L104   $1,904     111,644 SH       DEFINED    1,2,3,4,5       111,644         0    0
TW Telecom Inc.         COM              87311L104   $8,911     522,659 SH       DEFINED    1,2,6,7,8       522,659         0    0
TW Telecom Inc.         COM              87311L104     $413      24,230 SH       DEFINED    1,2,9,10,11      24,230         0    0
U.S. Airways Group Inc. COM              90341W108   $1,829     182,750 SH       DEFINED    1,2             182,750         0    0
U.S. Airways Group Inc. COM              90341W108  $15,878   1,586,250 SH       DEFINED    1,2,6,7,8     1,586,250         0    0
U.S. Airways Group Inc. COM              90341W108   $2,312     231,000 SH       DEFINED    1,2,9,10,11     231,000         0    0
USA Mobility, Inc       COM              90341G103       $0          14 SH       DEFINED    1,2                  14         0    0
USA Mobility, Inc       COM              90341G103       $0          22 SH       DEFINED    1,2,9,10,11          22         0    0
Verso Paper Corp        COM              92531L108   $7,086   2,072,054 SH       DEFINED    1,2           2,072,054         0    0
Verso Paper Corp        COM              92531L108     $210      61,330 SH       DEFINED    1,2,9,10,11      61,330         0    0